Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2023	¥ 324
2024	200
2025	197
2026	113
2027	¥ 73